Taxes On Income (Schedule Of Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current taxes: Domestic	$ 90,632	$ 63,326	$ 41,553
Current taxes: Foreign	13,514	11,520	4,045
Taxes on income, current	104,146	74,846	45,598
Adjustment for previous years: Domestic	810	(19,838)	(19,404)
Adjustment for previous years: Foreign	601	92	(330)
Adjustment for previous years, total	1,411	(19,746)	(19,734)
Deferred income tax: Domestic	(44,798)	(16,972)	(5,434)
Deferred income tax: Foreign	(5,220)	930	2,483
Deferred income tax expense (benefit), total	(50,018)	(16,042)	(2,951)
Domestic	46,644	26,516	16,715
Foreign	8,895	12,542	6,198
Actual tax expenses	$ 55,539	$ 39,058	$ 22,913